SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
Schedule of reconciliation of revenues for each reportable segment and other reconciling items
	December 31,
	2011	2010
Assets:
Hospital Operations and other	$8,389	$8,437
Conifer	73	63
Total	$8,462	$8,500

	Year Ended December 31,
	2011	2010	2009
Capital expenditures:
Hospital Operations and other	$461	$465	$444
Conifer	14	11	12
Total	$475	$476	$456

Revenues:
Hospital Operations and other	$8,575	$8,216	$8,067
Conifer
Tenet	261	206	207
Other customers	79	49	34
	8,915	8,471	8,308
Intercompany eliminations	(261)	(206)	(207)
Total	$8,654	$8,265	$8,101

Adjusted EBITDA:
Hospital Operations and other	$1,083	$1,021	$948
Conifer	43	15	7
Total	$1,126	$1,036	$955

Depreciation and amortization:
Hospital Operations and other	$389	$372	$366
Conifer	9	8	7
Total	$398	$380	$373

Adjusted EBITDA	$1,126	$1,036	$955
Depreciation and amortization	(398)	(380)	(373)
Interest expense	(375)	(424)	(445)
Gain (loss) from early extinguishment of debt	(117)	(57)	97
Litigation and investigation costs	(55)	(12)	(31)
Impairment of long-lived assets	(20)	(10)	(27)
Investment earnings	3	5	0
Net gain on sales of investments	0	0	15
Income before income taxes	$164	$158	$191